Fair value and fair value hierarchy of financial instruments - Schedule of carrying amount and fair value of the financial instruments (Detail) - HKD ($)	Dec. 31, 2022	Dec. 31, 2021
Categories of financial assets [abstract]
Financial assets at fair value through profit or loss	$ 1,523,195,334	$ 2,786,027,085
Derivative financial assets	1,443,134,162	969,894,519
Financial assets	1,523,195,334	2,786,027,085
Carrying amounts [member]
Categories of financial assets [abstract]
Financial assets	2,966,329,496	3,755,921,604
Categories of financial liabilities [abstract]
Derivative financial liability	0	13,752,673
Carrying amounts [member] | Financial assets at fair value through profit or loss, category [member]
Categories of financial assets [abstract]
Financial assets at fair value through profit or loss	1,523,195,334	2,786,027,085
Carrying amounts [member] | Derivative financial Asset [member]
Categories of financial assets [abstract]
Derivative financial assets	1,443,134,162	969,894,519
Fair values [member]
Categories of financial assets [abstract]
Financial assets	2,966,409,652	3,754,413,835
Categories of financial liabilities [abstract]
Derivative financial liability	0	13,752,673
Fair values [member] | Financial assets at fair value through profit or loss, category [member]
Categories of financial assets [abstract]
Financial assets at fair value through profit or loss	1,523,195,334	2,786,027,085
Fair values [member] | Derivative financial Asset [member]
Categories of financial assets [abstract]
Derivative financial assets	$ 1,443,214,318	$ 968,386,750